Document and Entity Information	Oct. 30, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	AltEnergy Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40984
Entity Tax Identification Number	86-2157013
Entity Address Address Line 1	600 Lexington Avenue
Entity Address Address Line 2	9 Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	203
Local Phone Number	299-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001852016
Capital Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one- half of one Warrant
Trading Symbol	AEAEU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	AEAE
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AEAEW
Security Exchange Name	NASDAQ